Stock-Based Compensation (Details) $ / shares in Units, $ in Thousands						3 Months Ended			5 Months Ended	6 Months Ended			12 Months Ended
	Jul. 29, 2024 USD ($) $ / shares	Jun. 24, 2024 USD ($) shares	Jun. 20, 2024 USD ($) shares	May 17, 2024 shares	May 22, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 28, 2025 USD ($) shares	Jun. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 28, 2025 USD ($) shares	Jun. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 28, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2025 $ / shares	Dec. 30, 2024 $ / shares
Share-Based Compensation [Line Items]
Deferred compensation													$ 27,800
Stock compensation expense					$ 200				$ 64,626	$ 2,980			62,300
Net of cash consideration													$ 10,500
Share option issued (in Shares) | shares					125,000				1,000,000				1,000,000
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Weighted average exercise price (in Dollars per share) | $ / shares					$ 1.647
Types of restricted stock units													2
Weighted average price (in Dollars per share) | $ / shares									$ 20				$ 20
Consecutive trading day													10 days
Volatility rate													59.50%
Risk free interest rate													3.54%
Weighted average period													2 years 2 months 12 days
Share option forfeited (in Shares) | shares				12,367
Cash payment									$ 20,800				$ 20,800
Incremental compensation expenses													19,500
Unrecognized compensation expense for tranche options			$ 1,200
Recognized compensation expense			$ 14,800
Shares of common stock (in Shares) | shares		262,324
Aggregated principal amount		$ 28,300
Exercise price amount		19,600
Withholding taxes		$ 8,700
Remaining unrecognized compensation expense									10,000				$ 10,000
Expected volatility rate													46.47%
Tranche C Options [Member]
Share-Based Compensation [Line Items]
Deferred compensation													$ 7,400
Share option (in Shares) | shares			28,824
Tranche A Options [Member]
Share-Based Compensation [Line Items]
Share option (in Shares) | shares			157,844
Tranche B Options [Member]
Share-Based Compensation [Line Items]
Share option (in Shares) | shares			75,656
Tranche A and Tranche B Options [Member]
Share-Based Compensation [Line Items]
Incremental compensation expenses													17,800
NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Stock compensation expense											$ 14,040	$ 13,988		$ 25,981		$ 22,379	$ 19,326
Share-based compensation expense							$ 6,295	$ 6,460			12,065	12,179		23,287	$ 20,193		18,195
Additional Paid-In Capital
Share-Based Compensation [Line Items]
Share-based compensation expense						$ 1,900				$ 3,000
Additional Paid-In Capital | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Share-based compensation expense							$ 6,295	6,460			$ 12,065	12,179		$ 23,287	20,193		18,195
Equity Plan 2011 [Member] | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Number of shares authorized (in Shares) | shares														7,266,383
Equity Plan 2023 | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Number of shares authorized (in Shares) | shares							5,560,825				5,560,825
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Deferred compensation													$ 7,200
Volatility rate													35.00%
Risk free interest rate										3.37%			3.37%
Weighted average period													2 years 6 months
Unrecognized compensation expense for market-based units									$ 3,700				$ 3,700
Number of types of RSUs										3
Expected volatility rate										35.00%
Restricted Stock Units (RSUs) [Member] | Time Vesting Units
Share-Based Compensation [Line Items]
Deferred compensation						$ 900				$ 1,700
Weighted average exercise price (in Dollars per share) | $ / shares										$ 20
Weighted average price (in Dollars per share) | $ / shares						$ 9.66				$ 9.66										$ 10
Cost not yet recognized, term										2 years 3 months 18 days
Service period										3 years
Consecutive trading day										10 days
Unrecognized compensation expense						$ 9,300				$ 9,300
Restricted Stock Units (RSUs) [Member] | Performance Vesting
Share-Based Compensation [Line Items]
Deferred compensation						$ 700				$ 700
Weighted average price (in Dollars per share) | $ / shares						$ 9.19				$ 9.19
Cost not yet recognized, term										2 years 9 months 18 days
Service period										3 years
Unrecognized compensation expense						$ 8,700				$ 8,700
Restricted Stock Units (RSUs) [Member] | Market Vesting Units
Share-Based Compensation [Line Items]
Deferred compensation						$ 300				$ 600
Weighted average price (in Dollars per share) | $ / shares						$ 5.35				$ 5.35										$ 5.35
Cost not yet recognized, term										1 year 8 months 12 days
Unrecognized compensation expense						$ 2,500				$ 2,500
Restricted Stock Units (RSUs) [Member] | Successor [Member]
Share-Based Compensation [Line Items]
Deferred compensation													$ 1,000
Market-based RSUs (in Dollars per share) | $ / shares									$ 500,000				$ 500,000
Common Stock Awards [Member]
Share-Based Compensation [Line Items]
Deferred compensation													$ 600
Vested shares issued (in Shares) | shares													63,700
Stock Option Plans and Stock Grants [Member]
Share-Based Compensation [Line Items]
Stock compensation expense	$ 17,900														$ 5,000		$ 2,600
Stock Option Plans and Stock Grants [Member] | Tranche A Options [Member]
Share-Based Compensation [Line Items]
Exchange of shares (in Shares) | shares				42,240
Stock Option Plans and Stock Grants [Member] | Tranche B Options [Member]
Share-Based Compensation [Line Items]
Exchange of shares (in Shares) | shares				21,120
Restricted Stock
Share-Based Compensation [Line Items]
Weighted average price (in Dollars per share) | $ / shares														$ 26.16			$ 16.59	$ 16.59
Restricted Stock | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Deferred compensation							$ 7,270	7,322			$ 14,040	13,988		$ 25,981		22,379	$ 19,326
Weighted average price (in Dollars per share) | $ / shares						$ 25.96				$ 25.96									$ 23.58
Stock-based compensation expense														2,694		2,186	$ 1,131
Total estimated fair value											8,948			8,164
Weighted average vesting period							60,562				$ 60,562			$ 38,403
Cost not yet recognized, term											2 years 3 days			1 year 7 months 2 days
Fair value of restricted shares vested											$ 10,656	18,653		$ 20,887		$ 29,792		$ 17,137
Liability Based Awards | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Deferred compensation							$ 975	$ 862			$ 1,975	$ 1,809
Minimum | Promissory Notes [Member]
Share-Based Compensation [Line Items]
Bear interest rate													6.00%
Minimum | Restricted Stock | Equity Plan 2011 [Member] | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Award vesting period														2 years
Minimum | Restricted Stock | Equity Plan 2023 | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Award vesting period											2 years
Maximum | Promissory Notes [Member]
Share-Based Compensation [Line Items]
Bear interest rate													3.00%
Maximum | Restricted Stock | Equity Plan 2011 [Member] | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Award vesting period														4 years
Maximum | Restricted Stock | Equity Plan 2023 | NV5 Global, Inc. [Member]
Share-Based Compensation [Line Items]
Award vesting period											4 years
Series A Preferred Stock [Member]
Share-Based Compensation [Line Items]
Future annual dividend													$ 72,800